united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Jen Farrell, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 11/30/18

Item 1. Reports to Stockholders.

FormulaFolios Hedged Growth ETF (FFHG)
FormulaFolios Smart Growth ETF (FFSG)
FormulaFolios Tactical Growth ETF( FFTG)
FormulaFolios Tactical Income ETF (FFTI)

Semi-Annual Report
November 30, 2018

1-888-562-8880
www.formulafoliofunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the FormulaFolios ETF Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.formulafolios.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you. You may also elect to receive all future reports in paper free of charge.

FormulaFolios Hedged Growth ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2018

The Fund’s performance figures* for the periods ended November 30, 2018, as compared to its benchmark:

	Six	One	Since
	Months	Year	Inception**
FormulaFolios Hedged Growth ETF - NAV	(1.86)%	0.46%	7.24%
FormulaFolios Hedged Growth ETF - Market Price	(2.25)%	0.02%	6.97%
Barclay Hedged Equity Long/Short Index	(2.79)%	(0.22)%	2.46%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or “NAV” on November 30, 2018. Performance data current to the most recent month end may be obtained by visiting www.FormulaFolios.com or by calling 1-888-562-8880.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 1.27% per the most recent prospectus.

Barclay Hedged Equity Long/Short Index’s directional strategy involves equity-oriented investing on both the long and short sides of the market. The objective is not to be market neutral. Managers have the ability to shift from value to growth, from small to medium to large capitalization stocks, and from a net long position to a net short position. Managers may use futures and options to hedge. The focus may be regional or sector specific.

**	As of the close of business on the day of commencement of trading on June 6, 2017.

The Fund’s top asset classes are as follows:

Asset Class	% of Net Assets
Equity Funds	100.4%
Liabilities in Excess of Other Assets	(0.4)%
Total	100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

FormulaFolios Smart Growth ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2018

The Fund’s performance figures* for the periods ended November 30, 2018, as compared to its benchmark:

	Six	One	Since
	Months	Year	Inception**
FormulaFolios Smart Growth ETF - NAV	(2.14)%	0.34%	2.73%
FormulaFolios Smart Growth ETF - Market Price	(2.07)%	0.38%	2.77%
Dow Jones Moderately Aggressive Portfolio Index	(2.49)%	(0.07)%	1.72%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or “NAV” on November 30, 2018. Performance data current to the most recent month end may be obtained by visiting www.FormulaFolios.com or by calling 1-888-562-8880.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 1.77% per the most recent prospectus.

The Dow Jones Moderately Aggressive Portfolio Index is a member of the Relative Risk Index Series and designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderately Aggressive Portfolio Index risk level is set to 80% of the Dow Jones Global Stock CMAC Index’s downside risk (past 36 months).

**	As of the close of business on the day of commencement of trading on November 1, 2017.

The Fund’s top asset classes are as follows:

Asset Class	% of Net Assets
Equity Funds	99.6%
Other Assets in Excess of Labilities	0.4%
Total	100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

FormulaFolios Tactical Growth ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2018

The Fund’s performance figures* for the periods ended November 30, 2018, as compared to its benchmark:

	Six	One	Since
	Months	Year	Inception**
FormulaFolios Tactical Growth ETF - NAV	(3.94)%	(4.40)%	(2.46)%
FormulaFolios Tactical Growth ETF - Market Price	(3.86)%	(4.29)%	(2.38)%
Barclay Global Macro Index	(3.39)%	(3.60)%	(0.80)%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value “NAV” on November 30, 2018. Performance data current to the most recent month end may be obtained by visiting www.FormulaFolios.com or by calling 1-888-562-8880.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 1.37% per the most recent prospectus.

Global Macro managers carry long and short positions in any of the world’s major capital or derivative markets. These positions reflect their views on overall market direction as influenced by major economic trends and or events. The portfolios of these funds can include stocks, bonds, currencies, and commodities in the form of cash or derivatives instruments. Most funds invest globally in both developed and emerging markets.

**	As of the close of business on the day of commencement of trading on November 1, 2017.

The Fund’s top asset classes are as follows:

Asset Class	% of Net Assets
Equity Funds	100.4%
Liabilities in Excess of Other Assets	(0.4)%
Total	100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

FormulaFolios Tactical Income ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2018

The Fund’s performance figures* for the periods ended November 30, 2018, as compared to its benchmark:

	Six	One	Since
	Months	Year	Inception**
FormulaFolios Tactical Income ETF - NAV	(0.28)%	(2.29)%	(0.87)%
FormulaFolios Tactical Income ETF - Market Price	(0.36)%	(2.33)%	(0.82)%
Bloomberg Barclays US Aggregate Bond Index	(0.30)%	(1.34)%	(0.64)%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or “NAV” on November 30, 2018. Performance data current to the most recent month end may be obtained by visiting www.FormulaFolios.com or by calling 1-888-562-8880.

The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 1.05% per the most recent prospectus.

The Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency).

**	As of the close of business on the day of commencement of trading on June 6, 2017.

The Fund’s top asset classes are as follows:

Asset Class	% of Net Assets
Fixed Income Funds	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total	100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s Holdings.

FormulaFolios Hedged Growth ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2018

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 100.4%
	EQUITY FUNDS - 100.4%
31,100	iShares Core S&P 500 ETF	$8,645,800
46,037	iShares Core S&P Mid-Cap ETF	8,645,288
225,863	iShares Core S&P Small-Cap ETF	17,910,936
24,262	iShares Russell 2000 ETF	3,702,866
80,929	iShares S&P 100 ETF	9,955,076
96,526	ProShares Ultra Mid-Cap 400	3,776,097
33,107	ProShares Ultra S&P 500	3,744,402
615,365	SPDR Financial Select Sector Fund	16,596,395

	TOTAL EXCHANGE TRADED FUNDS (Cost - $70,942,743)	72,976,860

	TOTAL INVESTMENTS - 100.4% (Cost - $70,942,743)	$72,976,860
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(307,390)
	NET ASSETS - 100.0%	$72,669,470

ETF	-	Exchange Traded Fund

See accompanying notes to financial statements.

FormulaFolios Smart Growth ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2018

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 99.6%
	EQUITY FUNDS - 99.6%
97,318	iShares Core MSCI EAFE ETF	$5,739,815
75,880	iShares Core MSCI Emerging Markets ETF	3,753,784
49,182	iShares Core S&P 500 ETF	13,672,596
40,490	iShares Core S&P Mid-Cap ETF	7,603,617
99,106	iShares Core S&P Small-Cap ETF	7,859,106
52,874	iShares U.S. Real Estate ETF	4,324,036

	TOTAL EXCHANGE TRADED FUNDS (Cost - $44,204,996)	42,952,954

	TOTAL INVESTMENTS - 99.6% (Cost - $44,204,996)	$42,952,954
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	176,503
	NET ASSETS - 100.0%	$43,129,457

EAFE	-	Europe, Australasia, and Far East

ETF	-	Exchange Traded Fund

MSCI	-	Morgan Stanley Capital Investment

See accompanying notes to financial statements.

FormulaFolios Tactical Growth ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2018

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 100.4%
	EQUITY FUNDS - 100.4%
251,753	iShares Core MSCI Total International Stock ETF	$14,083,063
91,610	iShares U.S. Real Estate ETF	7,491,866
90,608	Vanguard Real Estate ETF	7,428,044
114,218	Vanguard Total Stock Market ETF	16,144,714

	TOTAL EXCHANGE TRADED FUNDS (Cost - $46,295,559)	45,147,687

	TOTAL INVESTMENTS - 100.4% (Cost - $46,295,559)	$45,147,687
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(171,826)
	NET ASSETS - 100.0%	$44,975,861

ETF	-	Exchange Traded Fund

MSCI	-	Morgan Stanley Capital Investment

See accompanying notes to financial statements.

FormulaFolios Tactical Income ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2018

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 100.0%
	FIXED INCOME FUNDS - 100.0%
620,953	Invesco Fundamental High Yield Corporate Bond ETF	$11,201,992
870,347	iShares Floating Rate Bond ETF	44,144,000
476,316	iShares iBoxx High Yield Corporate Bond ETF	39,820,018
313,118	iShares US Preferred Stock ETF	11,015,491
1,133,196	SPDR Bloomberg Barclays High Yield Bond ETF	39,355,897
1,443,156	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	44,175,005
193,073	VanEck Vectors High-Yield Municipal Index ETF	11,748,492

	TOTAL EXCHANGE TRADED FUNDS (Cost - $207,707,889)	201,460,895

	TOTAL INVESTMENTS - 100.0% (Cost - $207,707,889)	$201,460,895
	LIABILITIES IN EXCESS OF OTHER ASSETS- NET - (0.0)% *	(1,429)
	NET ASSETS - 100.0%	$201,459,466

ETF	-	Exchange Traded Fund

*	-	Represents less than 0.1%

See accompanying notes to financial statements.

FormulaFolios ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2018

	FormulaFolios	FormulaFolios	FormulaFolios	FormulaFolios
	Hedged Growth	Smart Growth	Tactical Growth	Tactical Income
	ETF	ETF	ETF	ETF
ASSETS
Investment securities:
At cost	$70,942,743	$44,204,996	$46,295,559	$207,707,889
At value	$72,976,860	$42,952,954	$45,147,687	$201,460,895
Cash	—	205,115	—	107,991
Receivable for Investments sold	36,782,918	—	—	—
Prepaid expenses and other assets	1,616	620	835	4,357
TOTAL ASSETS	109,761,394	43,158,689	45,148,522	201,573,243

LIABILITIES
Payable for investments purchased	36,920,617	—	—	—
Investment advisory fees payable	44,740	12,057	19,752	99,772
Payable to related parties	962	1,935	282	778
Due to Custodian	111,886	—	135,963	—
Accrued expenses and other liabilities	13,719	15,240	16,664	13,227
TOTAL LIABILITIES	37,091,924	29,232	172,661	113,777
NET ASSETS	$72,669,470	$43,129,457	$44,975,861	$201,459,466

Composition of Net Assets:
Paid in capital	$69,982,705	$44,393,206	$46,905,139	$211,429,544
Accumulated earnings	2,686,765	(1,263,749)	(1,929,278)	(9,970,078)
NET ASSETS	$72,669,470	$43,129,457	$44,975,861	$201,459,466

Net Asset Value Per Share:
Shares:
Net Assets	$72,679,399	$43,129,457	$44,975,861	$201,459,466
Shares of beneficial interest outstanding	2,650,000	1,700,000	1,875,000	8,550,000

Net asset value (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$27.42	$25.37	$23.99	$23.56

See accompanying notes to financial statements.

FormulaFolios ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended November 30, 2018

	FormulaFolios	FormulaFolios	FormulaFolios	FormulaFolios
	Hedged Growth	Smart Growth	Tactical Growth	Tactical Income
	ETF	ETF	ETF	ETF
INVESTMENT INCOME
Dividends	$510,008	$317,971	$435,071	$3,827,887
TOTAL INVESTMENT INCOME	510,008	317,971	435,071	3,827,887

EXPENSES
Investment advisory fees	283,059	59,571	116,284	575,633
Administrative services fees	23,256	17,903	15,656	49,153
Compliance officer fees	5,123	3,147	3,689	8,954
Transfer agent fees	5,710	3,113	6,205	4,986
Professional fees	6,397	6,408	6,408	6,397
Custodian fees	3,005	950	4,590	3,011
Printing expenses	3,047	1,648	2,181	5,543
Trustees fees and expenses	4,171	105	693	12,170
Legal fees	3,546	990	2,190	1,531
Insurance expense	1,438	550	740	4,373
Other expenses	2,212	—	—	21,220
TOTAL EXPENSES	340,964	94,385	158,636	692,971

Less: Fees waived by the Adviser	(4,593)	—	(3,272)	—

NET EXPENSES	336,371	94,385	155,364	692,971
NET INVESTMENT INCOME	173,637	223,586	279,707	3,134,916

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments	(421,182)	—	(726,864)	(1,676,852)
Net realized gain from in-kind redemptions	320,766	—	236,584	—
Net change in unrealized depreciation on investments	(1,967,769)	(1,645,057)	(1,415,686)	(2,229,475)
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(2,068,185)	(1,645,057)	(1,905,966)	(3,906,327)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,894,548)	$(1,421,471)	$(1,626,259)	$(771,411)

See accompanying notes to financial statements.

FormulaFolios ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	FormulaFolios Hedged Growth ETF	FormulaFolios Hedged Growth ETF ***

	For the Six Months Ended	For the Period Ended
	November 30, 2018	May 31, 2018
	(Unaudited)
FROM OPERATIONS
Net investment income	$173,637	$199,045
Net realized gain (loss) from investments	(421,182)	829,500
Net realized gain from in-kind redemptions	320,766	103,467
Net change in unrealized appreciation (depreciation) on investments	(1,967,769)	4,001,886
Net increase (decrease) in net assets resulting from operations	(1,894,548)	5,133,898

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(250,005)
Total Distributions Paid*	(205,355)	—
Total Distributions to shareholders	(205,355)	(250,005)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	14,569,345	59,539,906
Cost of shares redeemed	(2,862,955)	(1,360,816)
Net increase in net assets from shares of beneficial interest	11,706,390	58,179,090

TOTAL INCREASE IN NET ASSETS	9,606,487	63,062,983

NET ASSETS
Beginning of period	63,062,983	—
End of period **	$72,669,470	$63,062,983

SHARE ACTIVITY
Shares Sold	500,000	2,300,000
Shares Redeemed	(100,000)	(50,000)
Net increase in shares of beneficial interest outstanding	400,000	2,250,000

*	Distributions from net investment income and net realized capital gains are combined for the year ended November 30, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended November 30, 2017 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of period includes distributions in excess of net investment income of $0 as of May 31, 2018.

***	Commenced operations on June 5, 2017.

See accompanying notes to financial statements.

FormulaFolios ETFs
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	FormulaFolios Smart Growth ETF	FormulaFolios Smart Growth ETF ***

	For the Six Months Ended	For the Period Ended
	November 30, 2018	May 31, 2018
	(Unaudited)
FROM OPERATIONS
Net investment income	$223,586	$43,581
Net change in unrealized appreciation (depreciation) on investments	(1,645,057)	393,015
Net increase (decrease) in net assets resulting from operations	(1,421,471)	436,596

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(49,890)
Total Distributions Paid*	(235,293)	—
From distributions to shareholders	(235,293)	(49,890)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	21,952,492	22,447,023
Net increase in net assets from shares of beneficial interest	21,952,492	22,447,023

TOTAL INCREASE IN NET ASSETS	20,295,728	22,833,729

NET ASSETS
Beginning of period	22,833,729	—
End of period **	$43,129,457	$22,833,729

SHARE ACTIVITY
Shares Sold	825,000	875,000
Net increase in shares of beneficial interest outstanding	825,000	875,000

*	Distributions from net investment income and net realized capital gains are combined for the year ended November 30, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended November 30, 2017 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of period includes distributions in excess of net investment income of $0 as of May 31, 2018.

***	Commenced operations on October 31, 2017.

See accompanying notes to financial statements.

FormulaFolios ETFs
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	FormulaFolios Tactical Growth ETF	FormulaFolios Tactical Growth ETF ***

	For the Six Months Ended	For the Period Ended
	November 30, 2018	May 31, 2018
	(Unaudited)
FROM OPERATIONS
Net investment income	$279,707	$105,424
Net realized loss from investments	(726,864)	(234,369)
Net realized gain from in-kind redemptions	236,584
Net change in unrealized appreciation (depreciation) on investments	(1,415,686)	267,814
Net increase (decrease) in net assets resulting from operations	(1,626,259)	138,869

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(156,375)
Total Distributions Paid*	(295,915)	—
From distributions to shareholders	(295,915)	(156,375)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	21,755,067	30,838,065
Cost of Shares Redeemed	(5,677,591)	—
Net increase in net assets from shares of beneficial interest	16,077,476	30,838,065

TOTAL INCREASE IN NET ASSETS	14,155,302	30,820,559

NET ASSETS
Beginning of Period	30,820,559	—
End of Period **	$44,975,861	$30,820,559

SHARE ACTIVITY
Shares Sold	875,000	—
Shares Redeemed	(225,000)	1,225,000
Net increase in shares of beneficial interest outstanding	650,000	1,225,000

*	Distributions from net investment income and net realized capital gains are combined for the year ended November 30, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended November 30, 2017 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of period includes distributions in excess of net investment income of $40,549 as of May 31, 2018.

***	Commenced operations on October 31, 2017.

See accompanying notes to financial statements.

FormulaFolios ETFs
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	FormulaFolios Tactical Income ETF	FormulaFolios Tactical Income ETF ***

	For the Six Months Ended	For the Period Ended
	November 30, 2018	May 31, 2018
	(Unaudited)
FROM OPERATIONS
Net investment income	$3,134,916	$4,197,095
Net realized loss from investments	(1,676,852)	(2,015,873)
Net realized loss from in-kind redemptions	—	(41,297)
Net change in unrealized depreciation on investments	(2,229,475)	(4,017,519)
Net decrease in net assets resulting from operations	(771,411)	(1,877,594)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	4,232,260
Total Distributions Paid*	(3,165,275)	—
From distributions to shareholders	(3,165,275)	4,232,260

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	33,656,867	188,820,263
Cost of shares redeemed	—	(10,971,124)
Net increase in net assets from shares of beneficial interest	33,656,867	177,849,139

TOTAL INCREASE IN NET ASSETS	29,720,181	171,739,285

NET ASSETS
Beginning of Period	171,739,285	—
End of Period **	$201,459,466	$171,739,285

SHARE ACTIVITY
Shares Sold	1,400,000	7,600,000
Shares Redeemed	—	(450,000)
Net increase in shares of beneficial interest outstanding	1,400,000	7,150,000

*	Distributions from net investment income and net realized capital gains are combined for the year ended November 30, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended November 30, 2017 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of period includes distributions in excess of net investment income of $0 as of May 31, 2018.

***	Commenced operations on June 5, 2017.

See accompanying notes to financial statements.

FormulaFolios ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	FormulaFolios Hedged Growth ETF

	For the Six Months Ended	For the Period Ended
	November 30, 2018	May 31, 2018 (1)
	(Unaudited)
Net asset value, beginning of period	$28.03	$25.00
Activity from investment operations:
Net investment income (2)	0.07	0.12
Net realized and unrealized gain (loss) on investments	(0.60)	3.06
Total from investment operations	(0.53)	3.18
Less distributions from:
Net investment income	(0.08)	(0.15)
Total distributions	(0.08)	(0.15)
Net asset value, end of period	$27.42	$28.03
Market price, end of period	$27.33	$28.04
Total return (3)(7)	(1.86)%	13.03%
Net assets, at end of period (000s)	$72,669	$63,063
Ratio of gross expenses to average net assets (5)(8)	0.96%	1.06%
Ratio of net expenses to average net assets (5)(8)	0.95%	0.95%
Ratio of net investment income to average net assets(4)(8)	0.49%	0.44%
Portfolio Turnover Rate (6)(7)	105%	138%

(1)	The FormulaFolios Hedged Growth ETF commenced operations on June 5, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(7)	Not Annualized for periods less than one year.

(8)	Annualized.

See accompanying notes to financial statements.

FormulaFolios ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	FormulaFolios Smart Growth ETF

	For the Six Months Ended	For the Period Ended
	November 30, 2018	May 31, 2018 (1)
	(Unaudited)
Net asset value, beginning of period	$26.10	$25.00
Activity from investment operations:
Net investment income (2)	0.17	0.12
Net realized and unrealized gain (loss) on investments	(0.73)	1.17
Total from investment operations	(0.56)	1.29
Less distributions from:
Net investment income	(0.17)	(0.19)
Total distributions	(0.17)	(0.19)
Net asset value, end of period	$25.37	$26.10
Market price, end of period	$25.38	$26.09
Total return (3)(7)	(2.14)%	5.21%
Net assets, at end of period (000s)	$43,129	$22,834
Ratio of gross expenses to average net assets (5)(8)	0.55%	1.67%
Ratio of net expenses to average net assets (5)(8)	0.55%	0.60%
Ratio of net investment income to average net assets(4)(8)	1.31%	0.81%
Portfolio Turnover Rate (6)(7)	0%	0%

(1)	The FormulaFolios Smart Growth ETF commenced operations on October 31, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(7)	Not Annualized for periods less than one year.

(8)	Annualized.

See accompanying notes to financial statements.

FormulaFolios ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	FormulaFolios Tactical Growth ETF

	For the Six Months Ended	For the Period Ended
	November 30, 2018	May 31, 2018 (1)
	(Unaudited)
Net asset value, beginning of period	$25.16	$25.00
Activity from investment operations:
Net investment income (2)	0.18	0.12
Net realized and unrealized gain (loss) on investments	(1.17)	0.25
Total from investment operations	(0.99)	0.37
Less distributions from:
Net investment income	(0.18)	(0.21)
Total distributions	(0.18)	(0.21)
Net asset value, end of period	$23.99	$25.16
Market price, end of period	$24.01	$25.16
Total return (3)(7)	(3.94)%	1.35%
Net assets, at end of period (000s)	$44,976	$30,821
Ratio of gross expenses to average net assets (5)(8)	0.82%	1.13%
Ratio of net expenses to average net assets (5)(8)	0.80%	0.80%
Ratio of net investment income to average net assets(4)(8)	1.44%	0.82%
Portfolio Turnover Rate (6)(7)	29%	56%

(1)	The FormulaFolios Tactical Growth ETF commenced operations on October 31, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(7)	Not Annualized for periods less than one year.

(8)	Annualized.

See accompanying notes to financial statements.

FormulaFolios ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	FormulaFolios Tactical Income ETF

	For the Six Months Ended	For the Period Ended
	November 30, 2018	May 31, 2018 (1)
	(Unaudited)
Net asset value, beginning of period	$24.02	$25.00
Activity from investment operations:
Net investment income (2)	0.39	0.77
Net realized and unrealized loss on investments	(0.45)	(1.00)
Total from investment operations	(0.06)	(0.23)
Less distributions from:
Net investment income	(0.40)	(0.75)
Total distributions	(0.40)	(0.75)
Net asset value, end of period	$23.56	$24.02
Market price, end of period	$23.58	$24.06
Total return (3)(7)	(0.28)%	(1.02)%
Net assets, at end of period (000s)	$201,459	$171,739
Ratio of gross expenses to average net assets (5)(8)	0.72%	0.75%
Ratio of net expenses to average net assets (5)(8)	0.72%	0.75%
Ratio of net investment income to average net assets(4)(8)	3.26%	3.19%
Portfolio Turnover Rate (6)(7)	38%	48%

(1)	The FormulaFolios Tactical Income ETF commenced operations on June 5, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(7)	Not Annualized for periods less than one year.

(8)	Annualized.

See accompanying notes to financial statements.

FormulaFolios ETF Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2018

1.	ORGANIZATION

The FormulaFolios Hedged Growth ETF (“Hedged Growth ETF”), the FormulaFolios Smart Growth ETF (“Smart Growth ETF”), the FormulaFolios Tactical Growth ETF (“Tactical Growth ETF”), and the FormulaFolios Tactical Income ETF (“Tactical Income ETF”), formerly known as FormulaFolios Income ETF, (collectively the “Funds”) are each diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The investment objective of the Hedged Growth ETF and Smart Growth ETF is to seek to provide capital growth. The Tactical Growth ETF seeks long-term total return. The Tactical Income ETF seeks to provide income. The Hedged Growth ETF and Tactical Income ETF commenced operations on June 5, 2017. The Smart Growth ETF and Tactical Growth ETF commenced operations on October 31, 2017.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies,” including Accounting Standard Update (ASU) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “investment companies”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. Exchange-traded funds (“ETFs”) are valued at the last reported price or official closing price. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such

FormulaFolios ETF Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2018

shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (“the Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock. An index ETF represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in

FormulaFolios ETF Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2018

which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Team and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FormulaFolios ETF Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2018

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2018 for the Funds’ assets measured at fair value:

FormulaFolios Hedged Growth ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$72,976,860	$—	$—	$72,976,860
Total	$72,976,860	$—	$—	$72,976,860

FormulaFolios Smart Growth ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$42,952,954	$—	$—	$42,952,954
Total	$42,952,954	$—	$—	$42,952,954

FormulaFolios Tactical Growth ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$45,147,687	$—	$—	$45,147,687
Total	$45,147,687	$—	$—	$45,147,687

FormulaFolios Tactical Income ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$201,460,895	$—	$—	$201,460,895
Total	$201,460,895	$—	$—	$201,460,895

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis and includes amortization and accretion, which is recorded using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

FormulaFolios ETF Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2018

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly for Hedged Growth ETF, Smart Growth ETF, and Tactical Growth ETF and monthly for Tactical Income ETF. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Cash – Cash is held with a financial institution. The asset of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year 2018 or expected to be taken in the Funds’ May 31, 2019 tax returns. The Funds identified their major tax jurisdictions as U.S. federal and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statements of Operations. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

FormulaFolios ETF Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2018

3.	INVESTMENT TRANSACTIONS

For the period ended November 30, 2018, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to:

Fund	Purchases	Sales
FormulaFolios Hedged Growth ETF	$73,616,331	$73,311,399
FormulaFolios Smart Growth ETF	—	—
FormulaFolios Tactical Growth ETF	11,083,034	11,071,512
FormulaFolios Tactical Income ETF	74,125,710	73,121,136

For the period ended November 30, 2018, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to:

Fund	Purchases	Sales
FormulaFolios Hedged Growth ETF	$14,450,706	$2,834,904
FormulaFolios Smart Growth ETF	22,466,139	—
FormulaFolios Tactical Growth ETF	22,342,928	5,659,614
FormulaFolios Tactical Income ETF	33,731,838	—

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall oversight of the Funds. FormulaFolio Investments LLC serves as the Funds’ investment adviser (the “Adviser”) pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as Custodian and to act as transfer and shareholder services agent to the Funds. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Funds.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.80%, 0.35%, 0.60%, and 0.60% of average daily net assets of Hedged Growth ETF, Smart Growth ETF, Tactical Growth ETF, and Tactical Income ETF, respectively. During the period ended November 30, 2018, the Adviser earned the following fees:

Fund	Advisory Fee
Hedged Growth ETF	$283,059
Smart Growth ETF	59,571
Tactical Growth ETF	116,284
Tactical Income ETF	575,633

FormulaFolios ETF Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2018

Pursuant to a written agreement (the “Waiver Agreement”), the Adviser has contractually agreed, until at least September 30, 2019, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.95%, 0.60%, 0.80%, and 0.80% of average daily net assets of Hedged Growth ETF, Smart Growth ETF, Tactical Growth ETF, and Tactical Income ETF, respectively; subject to possible recoupment from the Funds in future years within the three years from the date the fees have been waived or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of the recoupment. Fee waiver and reimbursement arrangements can decrease the Funds’ expenses and boost its performance. During the period ended November 30, 2018, the Adviser waived fees and/or reimbursed expenses, pursuant to the Waiver Agreement, in the amounts of:

Fees waived by the
Fund	Adviser
Hedged Growth ETF	$4,593
Tactical Growth ETF	3,272

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the operating expenses attributable to the Funds are subsequently less than the Expense Limitation, the Adviser shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the expenses to exceed the Expense Limitation. If the Funds’ operating expenses subsequently exceed the Expense Limitation, the reimbursements shall be suspended.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through November 30, of the year indicated.

Fund	2021
Hedged Growth ETF	$52,260
Smart Growth ETF	57,819
Tactical Growth ETF	41,961

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the period ended November 30, 2018, the Distributor did not receive any underwriting commissions for sales of the Funds’ shares.

FormulaFolios ETF Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2018

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration and fund accounting services to the Funds, which are included in Administrative service fees in the Statements of Operations. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund, which are included in Compliance officer fees in the Statements of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds, which are included in printing expenses in the Statements of Operations.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 25,000 for Smart Growth ETF and Tactical Growth ETF. Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for Hedged Growth ETF and Tactical Income ETF. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date.

Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

FormulaFolios ETF Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2018

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash	Maximum Additional Variable
Purchases	Charge for Cash Purchases*
$500	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	UNDERLYING FUND RISK

Other investment companies including ETFs and closed-end funds (“Underlying Funds”) in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the Adviser expects the principal investment risks of such Underlying Funds will be similar to the risks of investing in the Fund. Closed-end funds may also trade at a discount or premium to their NAV and may trade at a larger discount or smaller premium subsequent to purchase by the Fund.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Smart Growth ETF and Tactical Growth ETF currently seek to achieve their investment objective by investing a portion of their assets in the iShares Core S&P 500 ETF, Vanguard Total Stock Market ETF, and iShares Core MSCI Total International Stock ETF (the “Securities”). The Smart Growth ETF and Tactical Growth ETF may redeem their investments from the Securities at any time if the Adviser determines that it is in the best interest of the Smart Growth ETF and Tactical Growth ETF and its shareholders to do so.

The performance of the Smart Growth ETF and Tactical Growth ETF will be directly affected by the performance of the Securities. The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the applicable Security’s N-CSRs available at www.sec.gov. As of November 30, 2018, the percentage of the Smart Growth ETF’s net assets invested in iShares Core S&P 500 ETF was 31.7%. The percentage of the Tactical Growth ETF’s net assets invested in Vanguard Total Stock Market ETF and iShares Core MSCI Total International Stock ETF were 35.9%, and 31.3%, respectively.

FormulaFolios ETF Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2018

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at November 30, 2018, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Hedged Growth ETF	$71,312,258	$1,664,602	$—	$1,664,602
Smart Growth ETF	44,204,996	212,245	(1,464,287)	(1,252,042)
Tactical Growth ETF	46,295,559	318,908	(1,466,780)	(1,147,872)
Tactical Income ETF	207,707,889	—	(6,246,994)	(6,246,994)

9.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the fiscal period ended May 31, 2018 was as follows:

	For the period ended May 31, 2018
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
FormulaFolios Hedged Growth ETF	$250,005	$—	$—	$250,005
FormulaFolios Smart Growth ETF	43,581	—	6,309	49,890
FormulaFolios Tactical Growth ETF	149,796	—	6,579	156,375
FormulaFolios Tactical Income ETF	4,202,998	—	29,262	4,232,260

As of May 31, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
FormulaFolios Hedged Growth ETF	$1,157,696	$—	$—	$—	$—	$3,628,972	$4,786,668
FormulaFolios Smart Growth ETF	—	—	—	—	—	393,015	393,015
FormulaFolios Tactical Growth ETF	—	—	—	—	(274,918)	267,814	(7,104)
FormulaFolios Tactical Income ETF	—	—	—	—	(2,015,873)	(4,017,519)	(6,033,392)

The difference between book basis and tax basis undistributed accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

FormulaFolios ETF Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2018

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal period for tax purposes. The following Fund incurred and elected to defer such late year losses as follows:

Late Year
Fund	Losses
FormulaFolios Tactical Growth ETF	$40,549

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
FormulaFolios Tactical Growth ETF	$234,369
FormulaFolios Tactical Income ETF	2,015,873

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, reclass of income distributions, and adjustments related to Transfers in kind, resulted in reclassifications for the Funds for the fiscal period ended May 31, 2018 as follows:

	Paid	Undistributed	Accumulated	Unrealized
	In	Ordinary	Net Realized	Appreciation
Fund	Capital	Income (Loss)	Gains (Loss)	(Depreciation)
FormulaFolios Hedged Growth ETF	$97,225	$50,960	$(148,185)	$—
FormulaFolios Smart Growth ETF	(6,309)	6,309	—	—
FormulaFolios Tactical Growth ETF	(10,402)	10,402	—	—
FormulaFolios Tactical Income ETF	(76,462)	35,165	41,297	—

10.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the

FormulaFolios ETF Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2018

components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adapted with these financial statements.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

FormulaFolios ETFs
EXPENSE EXAMPLES (Unaudited)
November 30, 2018

Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2018 through November 30, 2018.

Actual Expenses

The “Actual” expenses columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Hypothetical
		Actual		(5% return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses
	Account Value	Account Value	Paid During	Account Value	Paid During
	6/1/18	11/30/18	Period *	11/30/18	Period*

FormulaFolios Hedged Growth ETF	$1,000.00	$981.40	$4.72	$1,020.31	$4.81
FormulaFolios Smart Growth ETF	$1,000.00	$978.60	$2.73	$1,022.31	$2.79
FormulaFolios Tactical Growth ETF	$1,000.00	$960.60	$3.93	$1,021.06	$4.05
FormulaFolios Tactical Income ETF	$1,000.00	$997.20	$3.60	$1,021.46	$3.65

*	Expense information for each Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183 /365 (to reflect the full half-year period).

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-270-0300

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-907-3233 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-907-3233.

INVESTMENT ADVISER
FormulaFolio Investments LLC
89 Ionia SW, Suite 600
Grand Rapids, MI 49503

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/7/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/7/2019

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 2/7/2019